PREMISES AND EQUIPMENT	6 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment are comprised of the following:

	June 30,	June 30,
(in thousands)	2011	2010

Land	$860	$860
Buildings and improvements	3,747	3,695
Furniture and equipment	1,126	1,347
Automobiles	29	32
	5,762	5,934
Less: accumulated depreciation	3,095	3,203
Balance at end of year	$2,667	$2,731